Equity- Nonvested Restricted Stock Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, Number of nonvested restricted shares, Beginning balance	6,271,175	5,354,975	6,172,760
Granted, Number of nonvested restricted shares	3,251,017	3,457,590	2,801,900
Exercised, Number of nonvested restricted shares	(2,640,640)	(2,182,805)	(3,276,460)
Expired/Forfeited, Number of nonvested restricted shares	(443,210)	(358,585)	(343,225)
Outstanding, Number of nonvested restricted shares, Ending balance	6,438,342	6,271,175	5,354,975
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Nonvested, Outstanding, Weighted average exercise price per share, Beginning Balance	$ 39.99	$ 35.36	$ 29.40
Nonvested, Granted, Weighted average exercise price per share	50	42.09	40.98
Nonvested, Exercised, Weighted average exercise price per share	38	31.98	29.23
Nonvested, Expired/Forfeited, Weighted average exercise price per share	46	33.90	32.57
Nonvested, Outstanding, Weighted average exercise price per share, Ending Balance	$ 45	$ 39.99	$ 35.36